Jun. 28, 2019
ALPS Medical Breakthroughs ETF

 ALPS ETF TRUST

ALPS MeDICAL BREAKTHROUGHS ETF (NYSE ARCA: SBIO)

(THE “FUND”)

SUPPLEMENT DATED JUNE 28, 2019

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 31, 2019, AS SUPPLEMENTED FROM TIME TO TIME

Effective prior to the commencement of trading on July 1, 2019, the name of the Fund’s Underlying Index will change to the S-Network® Medical Breakthroughs Index (ticker symbol PMBI). Therefore, all references to the Poliwogg Medical Breakthroughs IndexSM (ticker symbol PMBI) in the Summary Prospectus, Prospectus and SAI are hereby deleted prior to the commencement of trading on that date and replaced with references to the S-Network® Medical Breakthroughs Index (ticker symbol PMBI). Neither the index methodology nor the rules of the Fund’s Underlying Index will change.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.